10. INVESTMENT IN ASSOCIATES	12 Months Ended
Dec. 31, 2017
Investment In Associates
INVESTMENT IN ASSOCIATES

The investment in associates balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Investment in associates-by investee:
GoviEx	$4,203	$4,692
	$4,203	$4,692

A summary of the investment in GoviEx is as follows:

(in thousands except share amounts)	Number of Common Shares

Balance-December 31, 2015	-	$-
Investment at cost:
Acquisition of Consideration Shares (note 5)	56,050,450	3,954
Purchase of Concurrent Shares (note 5)	9,093,571	285
Share of equity loss	-	(96)
Dilution gain	-	549
Balance-December 31, 2016	65,144,021	$4,692

Share of equity loss	-	(751)
Dilution gain	-	262
Balance-December 31, 2017	65,144,021	$4,203

GoviEx is a mineral resource company focused on the exploration and development of its uranium properties located in Africa. GoviEx maintains a head office located in Canada and is a public company listed on the TSX Venture Exchange. At December 31, 2017, Denison holds an approximate 18.72% interest in GoviEx based on publicly available information (December 31, 2016: 20.68%) and has one director appointed to the GoviEx board of directors. Through the extent of its share ownership interest and its seat on the board of directors, Denison has the ability to exercise significant influence over GoviEx and accordingly, is using the equity method to account for this investment.

The trading price of GoviEx on December 31, 2017 was CAD$0.27 per share which corresponds to a quoted market value of CAD$17,589,000 or $14,020,000 (December 31, 2016: CAD$9,772,000 or $7,278,000) for the Company’s investment in GoviEx common shares.

The following table is a summary of the consolidated financial information of GoviEx on a 100% basis taking into account adjustments made by Denison for equity accounting purposes for fair value adjustments and differences in accounting policy. Denison records its equity investment entries in GoviEx one quarter in arrears (due to the financial information not yet being publicly available), adjusted for any material publicly disclosed share issuance transactions that have occurred. A reconciliation of GoviEx’s summarized information to Denison’s investment carrying value is also included.

	At December 31	At December 31
(in thousands)	2017	2016

Total current assets	$6,978	$4,480
Total non-current assets	24,530	23,937
Total current liabilities	(7,792)	(7,220)
Total non-current liabilities	(112)	(503)
Total net assets	$23,604	$20,694

	Year Ended	6 Months Ended
	December 31,2017	December 31,2016

Revenue	$-	$-
Net loss	(3,632)	(392)
Comprehensive loss	$(3,632)	$(392)

Reconciliation of GoviEx net assets to Denison investment carrying value:
Net assets of GoviEx – opening / at acquisition (1)	$20,694	$17,240
Share issue proceeds	5,796	3,440
Contributed surplus change	-	95
Share-based payment reserve change	746	311
Net loss	(3,632)	(392)
Net assets of GoviEx – closing	$23,604	$20,694
Denison ownership interest	18.72%	20.68%
Denison share of net assets of GoviEx	4,419	4,280
Other adjustments	(216)	412
Investment in GoviEx	$4,203	$4,692

(1)	The opening net assets of GoviEx at acquisition is based on available June 30, 2016 financial information.